Loan from Third Party (Tables)	12 Months Ended
Mar. 31, 2026
Loan from Third Party [Abstract]
Schedule of Loan from Third Party	As of March 31, 2026 and 2025, loan from third party consist of the following:
	As of March 31,
	2026	2025

Principal	$350,000	$—
Interest	527	—
Total	$350,527	$—